Note 11 - Other Borrowed Money (Details Textual) - USD ($)	1 Months Ended	3 Months Ended
	Nov. 30, 2017	Mar. 31, 2017	Dec. 31, 2017
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Earliest			2018
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Due Date, Last			2026
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Collateral Pledged			$ 109,771,074
Federal Home Loan Bank, Advances, General Debt Obligations, Amount of Available, Unused Funds			252,395,250
Federal Home Loan Bank, Advances, Maturities Summary, Fixed Rate			13,000,000
Federal Home Loan Bank, Advances, Maturities Summary, Floating Rate			33,000,000
Line of Credit Facility, Current Borrowing Capacity			43,500,000
Long-term Line of Credit			0
Notes Payable to Banks [Member]
Short-term Debt		$ 5,000,000
Debt Instrument, Term		1 year
Repayments of Short-term Debt	$ 3,500,000
Notes Payable to Banks [Member] | Other Borrowings [Member]
Short-term Debt			1,500,000
Notes Payable to Banks [Member] | Prime Rate [Member]
Debt Instrument, Basis Spread on Variable Rate		0.75%
Debt Instrument, Interest Rate, Stated Percentage		5.25%
Federal Reserve Bank Advances [Member]
Short-term Debt			$ 0
Minimum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End			0.98%
Maximum [Member]
Federal Home Loan Bank, Advances, General Debt Obligations, Disclosures, Interest Rate at Period End			3.51%